Note 4 - Fair Value Measurements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Campus Labs, LLC [Member]
Business Combination, Contingent Consideration, Liability		$ 0
Increase (Decrease) in Contingent Consideration		5,800,000
Unrealized Gain (Loss) on Investments	$ 0	$ 0